Chapter 11 Proceedings and Plans of Management - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended														1 Months Ended				1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	7 Months Ended				1 Months Ended	9 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended							9 Months Ended	1 Months Ended		1 Months Ended
	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Nov. 22, 2004	Feb. 24, 2012 Senior Secured Term Loan Due 2014	Feb. 24, 2012 Amended Term Loan Agreement	Sep. 30, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Feb. 24, 2012 Seller Financing [Member]	Dec. 31, 2011 Seller Financing [Member]	Feb. 24, 2012 Second Lien Notes	Feb. 24, 2012 Senior Notes Due 2012	Feb. 24, 2012 Senior Notes Due 2013	Feb. 24, 2012 Senior Notes Due 2014	Feb. 24, 2012 Reorganization Items [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Secured Term Loan [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Subordinated Secured Notes [Member]	Feb. 24, 2012 Scenario One [Member]	Dec. 31, 2011 Scenario One [Member]	Feb. 24, 2012 Scenario Two [Member]	Dec. 31, 2011 Scenario Two [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] Senior Secured Term Loan [Member]	Sep. 30, 2012 Successor [Member] Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Successor [Member] Senior Subordinated Secured Notes [Member]	Feb. 24, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member] Successor [Member]	Feb. 24, 2012 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member] Successor [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Common Class A [Member] Successor [Member]	Dec. 31, 2011 Common Class A [Member] Successor [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Feb. 24, 2012 Convertible Preferred Stock [Member] Reorganization Items [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member] Successor [Member]	Feb. 24, 2012 Common Stock and Warrants [Member] Reorganization Items [Member]
Emergence From Chapter Eleven [Line Items]
Cash received in issuance of Convertible Preferred Stock	$ 50,000,000																																											$ 50,000,000
Aggregate cash consideration																															10,000,000
Cash received in issuance Common Stock																															21,000,000				67,700,000
Land option value issuance Common Stock																															4,000,000
Debt restructure amount																																			384,500,000		563,500,000
Net cash provided by (used in) operating activities		(38,651,000)	24,119,000	12,927,000																							55,989,000
Reorganization costs cash paid		20,182,000
Accrued Expenses		1,000,000
Issuance of common stock																															12,966,366	12,966,366	16,110,366	16,110,366	31,464,548	31,464,548	31,464,548	31,464,548	44,793,255	44,793,255	44,793,255	54,793,255	44,793,255
Common stock par value per share	$ 0.01	$ 0.01	$ 0.01																												$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes		489,483,000	489,190,000													75,000,000
Debt instrument stated percentage						7.625%	14.00%	10.25%				12.00%	12.00%		7.00%	12.00%	7.625%	10.25%	7.50%											12.00%
Secured note maturity date																2017
Debt instrument outstanding amount		61,400,000	62,800,000	48,800,000			206,000,000	235,000,000				75,916,000	75,000,000	2,900,000	3,000,000
Aggregate cash consideration																															60,000,000	10,000,000			25,000,000	25,000,000
Issuance of warrant to purchase																																			15,737,294
Issuance of Convertible Preferred Stock	64,831,831
Convertible preferred stock issuance at par value	$ 0.01
Issuance of additional common stock																															3,144,000	3,144,000
Required emergence of voting shares	50.00%
Weighted average cost of capital	16.50%
Growth rate	3.00%
Enterprise value	485,000,000	485,000,000
Debt, renegotiated	384,500,000	563,492,000	519,731,000																								321,877,000
Note payable, fair value		74,009,000			13,129,000																		6,300,000	6,300,000	56,300,000	56,300,000
Note payable, book value																							6,500,000	6,500,000	55,000,000	55,000,000
FreshStartAdjustmentIncreaseDecreaseAccountsPayable																							(200,000)	(200,000)	1,300,000	1,300,000
Risk adjusted discount rate																							12.50%	12.50%	12.50%	12.50%
Debt maturity period after plan of reorganization	6 days
Notes payable		74,009,000	30,541,000		10,961,000															9,000,000							10,961,000
Secured Debt			206,000,000						235,000,000	206,000,000	206,000,000	75,916,000									235,000,000	75,000,000						235,000,000	75,916,000
Residual fair value of equity	100,500,000
Equity value allocation, term to liquidity event																				3 years
Equity value allocation, volatility based on public company comparables																				59.00%
Equity value allocation, risk-free rate based on a 3 year treasury rate																				0.43%
Equity value allocation, dividend yield																																													6.00%
Equity value allocation, discount for lack of marketability																																															38.00%
Preferred stock value					57,069,000																																							56,400,000	56,400,000	57,069,000
Common stock value																				43,100,000														161,000				315,000				548,000
Warrants value																				1,000,000
Estimated fair value of intangible assets	$ 9,500,000